Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Cash flows from operating activities:
Net loss	$ (28,476)	$ (15,904)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	195	146
Accretion on marketable securities	(470)
Non-cash share-based compensation	3,006	663
Unrealized foreign exchange losses	157
Deferred taxes	(251)
Changes in operating assets and liabilities:
Deferred research and development tax credit receivable	(4,752)	(2,392)
Prepaid expenses and other current assets	(3,176)	(1,958)
Accounts payable	1,376	3,662
Accrued expenses and other liabilities	3,733	374
Net cash used in operating activities	(28,658)	(15,409)
Cash flows from investing activities:
Purchases of property and equipment	(387)	(107)
Purchases of marketable securities	(94,374)
Proceeds from maturities of marketable securities	40,000
Net cash used in investing activities	(54,761)	(107)
Cash flows from financing activities:
Proceeds of issuance of ordinary shares, net of issuance costs		63,418
Deferred issuance costs		(1,604)
Net cash provided by financing activities		61,814
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	47	3,472
Net decrease in cash, cash equivalents, and restricted cash	(83,372)	49,770
Cash, cash equivalents, and restricted cash beginning of period	129,404	10,122
Cash, cash equivalents, and restricted cash, end of period	46,032	59,892
Supplemental non-cash financing activities disclosures:
Deferred issuance costs included in accrued expenses	$ 431	$ 1,604